Debt Obligations, Contractually Scheduled Maturities of Debt Obligations (Details) $ in Millions	Dec. 31, 2015 USD ($)
Scheduled maturities of debt [Abstract]
Total	$ 5,999.7
2016	219.3
2017	280.0
2018	1,100.0
2019	800.0
2020	795.0
After 2020	2,805.4
Revolving Credit Facility [Member]
Scheduled maturities of debt [Abstract]
Total	440.0
2016	0.0
2017	0.0
2018	0.0
2019	0.0
2020	440.0
After 2020	0.0
Senior Secured Loans [Member]
Scheduled maturities of debt [Abstract]
Total	160.0
2016	0.0
2017	0.0
2018	0.0
2019	0.0
2020	0.0
After 2020	160.0
Targa Resources Partners LP [Member] | Senior Secured Loans [Member]
Scheduled maturities of debt [Abstract]
Total	280.0
2016	0.0
2017	280.0
2018	0.0
2019	0.0
2020	0.0
After 2020	0.0
Targa Resources Partners LP [Member] | Senior Unsecured Notes [Member]
Scheduled maturities of debt [Abstract]
Total	4,900.4
2016	0.0
2017	0.0
2018	1,100.0
2019	800.0
2020	355.0
After 2020	2,645.4
Targa Resources Partners LP [Member] | Accounts Receivable Securitization Facility [Member]
Scheduled maturities of debt [Abstract]
Total	219.3
2016	219.3
2017	0.0
2018	0.0
2019	0.0
2020	0.0
After 2020	$ 0.0